REVERSE RECAPITALIZATION	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

3.REVERSE RECAPITALIZATION

As discussed in Note 1, on July 18, 2022, the Company consummated a business combination pursuant to the Business Combination Agreement.The Business Combination was accounted for as a Reverse Recapitalization, rather than a business combination, for financial accounting and reporting purposes. Accordingly, Mondee was deemed the accounting acquirer (and legal acquiree) and ITHAX was treated as the accounting acquiree (and legal acquirer). Under this method of accounting, the reverse recapitalization was treated as the equivalent of Mondee issuing stock for the net assets of ITHAX, accompanied by a recapitalization. Mondee has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Mondee’s pre-combination stockholders have the majority of the voting power in the post- Business Combination company;
●	Mondee’s stockholders have the ability to appoint a majority of the the Company’s board of directors;
●	Mondee’s management team is considered the management team of the post-Business Combination company;
●	Mondee’s prior operations is comprised of the ongoing operations of the post-Business Combination company;
●	Mondee is the larger entity based on historical revenues and business operations; and
●	The post-Business Combination company has assumed Mondee’s operating name.

The net assets of ITHAX are stated at historical cost, with no goodwill or other intangible assets recorded. The consolidated assets, liabilities, and results of operations prior to the Business Combination are those of Mondee. The shares and corresponding capital amounts and earnings per share available for common stockholders, prior to the Business Combination, have been retroactively restated.

Earn-out Shares

Following the closing of the Business Combination, holders of the earn-out shares are entitled to the right to receive up to an aggregate amount of 9,000,000 shares of the Company Class A Common Stock that would vest (in part) in equal thirds if the trading price of shares of the Company Class A Common Stock was greater than or equal to $12.50, $15.00, and $18.00 for any 20 trading days in any 30 consecutive trading day period at any time during the period beginning on the first anniversary of the closing of the Business Combination and ending on the four anniversary of the closing of the Business Combination.

In the event that there is a company sale and during the vesting period that will result in the holders of shares of the Company Class A Common Stock receiving a company sale price equal to or in excess of the applicable price per share set forth above, then immediately prior to the consummation of the company sale any such vesting of earn-out shares that has not previously occurred shall be deemed to have occurred and the holders of such earn-out shares shall be eligible to participate in such company sale. In the event of any merger, sale, consolidation, recapitalization, equity transfer, restructuring, reorganization or other similar business transaction that does not constitute a company sale, any remaining unvested earn-out shares shall not be forfeited, shall remain outstanding, and shall remain subject to the remaining applicable vesting triggering events set forth above.

In the event of a company sale, including where the consideration payable is other than a specified price per share, for purposes of determining whether the applicable stock price levels set forth above have been achieved, the price paid per share of common stock will be calculated on a basis that takes into account the number of earn-out shares that will vest (i.e., the ultimate price per share payable to all holders of common stock will be the same price per share used to calculate the number of earn-out shares that vest). The holders will have all of the rights of a holder of common stock with respect to the unvested earn-out shares, except that the holders will not be entitled to consideration in connection with any sale or other transaction and the earn-out shares cannot be sold, redeemed, assigned, pledged, hypothecated, encumbered or otherwise disposed of prior to vesting.

As the terms of the earn-out shares do not give the holders a right to require the Company to redeem them, the underlying shares are not redeemable outside of the Company’s control, and the earn-out shares are settled through the or through the vesting, a fixed number of shares, the earn-out shares are not a liability within the scope of ASC 480, Distinguishing Liabilities from Equity. Further, although the earn-out shares meet the definition of a derivative, they qualify for the equity-scope exception to derivative accounting because they meet the criteria for equity indexation and equity classification under ASC 815-40, Contracts in Entity’s Own Equity. Note that if a company sale occurs as a result of a cash offer, the calculation of the share price used to determine if the applicable stock price level set forth above has been achieved would include the earn-out shares. Lastly, the earn-out shares are indexed to the company’s own stock, as there are no other events that would accelerate the vesting of such shares other than the share price being in excess of the applicable stock price levels set forth above or a company sale. Accordingly, these earn-out shares are equity classified.

In accordance with terms of the Business Combination and upon closing, the Company approved a total of 9,000,000 earn-out shares of Company Class A Common Stock (the “earn-out shares”), which were allocated as follows at December 31, 2022.

Shareholder Type	Grant Date	Number of Shares
Employee	7/18/2022	6,000,000
Investor	7/18/2022	500,000
Employee	9/7/2022	900,000
Non-employee	9/12/2022	200,000
Unallocated shares	—	1,400,000
Total		9,000,000

While the earn-out shares are legally issued (except for 200,000 earn-out shares issued to non-employee) and placed into escrow, they are not considered outstanding for accounting purposes until resolution of the earn-out contingency.

The estimated acquisition date fair value was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation at the Closing Date were as follows:

Assumptions
Fair Value of Class A Common Stock	$10.13
Selected Volatility	60%
Risk-free interest rate	3.14%
Contractual terms (years)	4.0

Of the initial allocated shares, 500,000 earn-out shares were allocated to key investors for participation and approvals of the business combination agreement. As such these earn-out shares meet the definition of a derivative, however they qualify for the equity-scope exception to derivative accounting because they meet the criteria for equity indexation and equity classification under ASC 815-40, Contracts in Entity’s Equity. As such the fair value impacts totaling $4,157 were recorded within equity under Additional paid in capital owing to insufficient retained earnings balances as of the date of issuance of the earn-out.

Further, 6,000,000 of the earn-out shares were issued to the Chief Executive Officer of the Company, which were determined to be equity settled in accordance with topic 480. The Chief Executive Officer was awarded earn out shares primarily to lead and direct activities contributing to the successful close of the business combination in his capacity of an executive officer responsible for oversight with no future services required. Additionally such incremental payments were offered only to specific and identified employees of Mondee, accordingly the Company determined his awards to be compensatory in nature owing to his service agreement and oversight role in the Business Combination. The Company recorded compensation expenses upon completion of the Business Combination totaling $50,060 within the Consolidated Statement of Operations for the year ended December 31, 2022.

Subsequent to the Closing Date of the Business Combination, the Company allocated an additional 1,100,000 earn-out shares, of which 900,000 were issued to an employee for his continued services and 200,000 were allocated, but will be issued subject to a requisite service period condition. These earn-out shares require future service to secure the option which confirms that these earn-outs are compensatory in nature in accordance with topic 718. The stock based compensation expense for employee earn-out shares were recognized over the derived service period. For non-employee earn-out shares, the Company recorded share based compensation expense on a monthly basis over the longest period between the implicit or derived service period. The Company recorded an additional $6,785 of compensation expense for employee to Personnel Expenses within the Consolidated Statement of Operations for the years ended December 31, 2022. The non-employee is an advisor to the company and its share based compensation expense of $352 were recorded to General and Administrative expenses within the Consolidated Statement of Operations.

During the year 2022, the grant-date fair values of the earn-outs granted to employees and non-employees were estimated using the following range of weighted average assumptions:

Assumptions
Fair Value of Class A Common Stock	$10.19 – $12.32
Selected Volatility	61.0% – 61.1%
Risk-free interest rate	3.48% – 3.56%
Contractual terms (years)	3.8 – 3.9

As of December 31, 2022, unrecognized earn-out compensation expense totaled $5,007 expected to be recorded over the balance term. As of date of issuance of this report the remaining 1,400,000 earn-out shares remain unallocated.

Upon the closing of the Business Combination and the PIPE Financing, the Company received net cash proceeds of $62,191. The following table reconciles the elements of the Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statements of Changes in Mezzanine Equity and Stockholders’ Deficit for the year ended December 31, 2022:

Recapitalization
Cash proceeds from ITHAX, net of redemptions	$8,548
Cash proceeds from PIPE Financing	$70,000
Less: Cash payment of ITHAX transaction costs and underwriting fees	$(7,357)
Less: Cash payment of Legacy Mondee transaction costs and advisory fees paid	$(9,000)
Net cash proceeds upon the closing of the Business Combination and PIPE financing	$62,191
Less: Cash payment of ITHAX and Legacy Mondee transaction costs subsequent to closing of the Business Combination	$(7,347)
Net cash proceeds as of December 31, 2022	$54,844
Less: Non-cash net liabilities assumed from ITHAX	$(3,105)
Less: Legacy Mondee transaction costs incurred and unpaid as of December 31, 2022	$(3,274)
Net contributions from the Business Combination and PIPE financing as of December 31, 2022	$48,465

Immediately upon closing of the Business Combination, the Company had 74,747,218 shares issued and outstanding of the Company Class A Common Stock. The following table presents the number of shares of the Company Class A Common Stock outstanding immediately following the consummation of the Business Combination:

ITHAX Class A Ordinary Shares, outstanding prior to Business Combination	24,825,000
ITHAX Class B Ordinary Shares, outstanding prior to Business Combination	5,433,750
Less: Redemption of ITHAX Class A Ordinary Shares	(23,311,532)
Shares issued from PIPE financing	7,000,000
Total shares from the Business Combination and PIPE Financing	13,947,218
Legacy Mondee shares(1)	60,800,000
Total shares of Class A Common Stock immediately after Business Combination (Class A Common Stock)*	74,747,218

*Total shares excludes earn-out shares of 7,400,000.

(1)	The number of Legacy Mondee shares was determined from the 1 Mondee Holdings II, Inc. Class A Common Stock outstanding immediately prior to the closing of the Business Combination, converted at the Exchange Ratio of 60,800,000

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $28,360 related to legal, accounting, and other professional fees, which were offset against the Company’s additional paid-in capital. Of the $28,360, $14,776 was incurred by Mondee and $13,584 was incurred by ITHAX. As of December 31, 2022, the Company has made cash payments totaling $23,704 for transaction costs incurred by both Mondee and ITHAX. As of December 31, 2022, $326 of transaction costs were attributable to the issuance of Private Warrants that were determined to be a liability, and as such were recorded to other expenses within the Consolidated Statement of Operations.

Asset Acquisition Under Common Control

On July 18, 2022, the Company entered into an Asset Purchase Agreement (the “Asset Purchase”) with Metaminds Technologies Pvt. Ltd., (“Seller” “Metaminds”), Prasad Gundumogula and Madhuri Pasam, and Mondee Group, LLC (“Mondee Group”) where the Company acquired the assets and liabilities of Metaminds for a purchase consideration of $2,000. Gundumogula owns all of the equity interests of Mondee Group, while Gundumogula and Pasam, who are married to one another, both own Metaminds.. Metaminds derives its revenue from providing IT Solutions and Services exclusively to Mondee.

Gundumogula and Madhuri collectively own all the issued and outstanding shares of the capital stock of Metaminds, while Gundumogula is the sole equity owner of Mondee Group. Gundumogula is also the CEO of Mondee, Inc., and at the time of the transaction owned approximately 83% of outstanding Class A Common Stock of Mondee. As such, Metaminds and Mondee are entities under common control.

In addition, the related party loan receivable with Mondee Group was settled upon the consummation of the Business

Combination by a right to receive the Company Class A Common Stock totaling to $20,336 and agreed consideration for the assets of Metaminds totaling $2,000. Consistent with SAB Topic 4E, the Company recorded such right to receive the Company Class A Common Stock as a deduction from shareholders’ deficit. The agreed consideration was reflected as a deemed dividend within shareholders’ deficit.

The Asset Purchase was accounted as an asset acquisition, as Metaminds is not considered a business in accordance with the guidance in ASC 805, Business Combinations. The asset purchase do not consist of inputs, processes, and are not generating output as required in ASC 805 to qualify as a business, and is therefore accounted for as an assets acquisition. Although this transaction is considered an asset acquisition, no assets or liabilities were recorded as it was trivial. The cost of the investments was determined to be $2,000 pursuant to the terms of the Asset Purchase. The cost of the investment of $2,000 was treated as a deemed dividend and is reflected in additional paid-in-capital.